Derivatives - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Fair value of derivative assets	$ 13,696	$ 13,765	$ 12,263
Fair value of derivative liabilities	5,357	14,021	3,397
Designated as hedges
Derivatives
Fair value of derivative assets	303	172	2,737
Fair value of derivative liabilities	703
Designated as hedges | Coffee futures contracts | Derivative assets
Derivatives
Fair value of derivative assets		172	2,091
Designated as hedges | Coffee futures contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	703
Designated as hedges | Coffee options | Derivative assets
Derivatives
Fair value of derivative assets	303		646
Not designated as hedges
Derivatives
Fair value of derivative assets	13,393	13,593	9,526
Fair value of derivative liabilities	4,654	14,021
Not designated as hedges | Forward purchase contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities		14,021	$ 3,397
Not designated as hedges | Forward purchase and sales contracts | Derivative assets
Derivatives
Fair value of derivative assets	13,393	13,593
Not designated as hedges | Forward purchase and sales contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	$ 4,654	$ 14,021